Finance lease receivables - Future minimum lease payments (Details)	Dec. 31, 2022 CNY (¥)
Finance lease receivables
Finance lease receivables, Less than 1 year	¥ 1,414,453
Finance lease receivables, Total	¥ 1,414,453